UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			11-14-08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $9,544,979
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP COM           COM              03060R101   213228 21049200.0000 SH  Sole            18391900.0000        2657300.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   524098 4013.0000 SH      Sole                3553.0000            460.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207    37406 8511.0000 SH      Sole                  57.0000           8454.00
BOEING CO COM                  COM              097023105   472345 8236177.0000 SH   Sole             7995606.0000         240571.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108     1170 56100.0000 SH     Sole                                   56100.00
CALUMET SPECIALTY PRODS PTNRS  COM              131476103      535 43300.0000 SH     Sole                                   43300.00
CANADIAN NAT RES LTD COM       COM              136385101   476572 6961323.9060 SH   Sole             6257700.0000         703623.90
COCA COLA CO COM               COM              191216100      682 12900.0000 SH     Sole                                   12900.00
DAILY JOURNAL CORP COM         COM              233912104     2256 52479.0000 SH     Sole               33629.0000          18850.00
DISH NETWORK CORP CL A         COM              25470M109   411193 19580622.0000 SH  Sole            17483924.0000        2096698.00
ECHOSTAR CORP CL A             COM              278768106    87204 3618426.0000 SH   Sole             3575345.0000          43081.00
FOREST LABS INC COM            COM              345838106   511701 18094100.0000 SH  Sole            16558500.0000        1535600.00
GYRODYNE CO AMER INC COM       COM              403820103      420 11026.0000 SH     Sole                 770.0000          10256.00
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105    93569 12360500.0000 SH  Sole             8701500.0000        3659000.00
HOMEFED CORP COM PAR $.01      COM              43739D307     9085 208957.0000 SH    Sole              134899.0000          74058.00
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1523 18847.0000 SH     Sole                 133.0000          18714.00
IDT CORP CL B                  COM              448947309     2309 3119800.0000 SH   Sole             3119800.0000
IDT CORP COM                   COM              448947101     1328 2553700.0000 SH   Sole             2482900.0000          70800.00
LEUCADIA NATL CORP COM         COM              527288104   704199 15497343.0000 SH  Sole            12470380.0000        3026963.00
MARKEL CORP COM                COM              570535104      264 750.0000 SH       Sole                                     750.00
MERCURY GENL CORP NEW COM      COM              589400100      282 5150.0000 SH      Sole                 150.0000           5000.00
MERITOR SVGS BK PA COM         COM              590007100      135 43645.0000 SH     Sole                5000.0000          38645.00
MOHAWK INDS INC COM            COM              608190104   438825 6511721.0000 SH   Sole             5910053.0000         601668.00
MUELLER WTR PRODS INC COM SER  COM              624758207    64219 9879900.0000 SH   Sole             9879300.0000            600.00
NORTHROP GRUMMAN CORP COM      COM              666807102   265739 4389480.0000 SH   Sole             4286200.0000         103280.00
PENN WEST ENERGY TR TR UNIT    COM              707885109      768 31876.7370 SH     Sole                                   31876.73
PFIZER INC COM                 COM              717081103  1714802 92993625.0000 SH  Sole            83542200.0000        9451425.00
PFIZER INC     CLL OPT 15.0000 OPTIONS-CALL     717081903      830 114000.0000 SH    Sole              114000.0000
SEARS HLDGS CORP COM           COM              812350106  1364791 14596690.0000 SH  Sole            13065671.0000        1531019.00
SEARS HOLDING  CLL OPT 60.0000 OPTIONS-CALL     812350906    36998 395700.0000 SH    Sole              252700.0000         143000.00
SEARS HOLDING  CLL OPT 75.0000 OPTIONS-CALL     812350906     3843 41100.0000 SH     Sole               22500.0000          18600.00
SEARS HOLDING  CLL OPT 80.0000 OPTIONS-CALL     812350906    33099 354000.0000 SH    Sole              354000.0000
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109    48718 3031600.0000 SH   Sole             3031600.0000
ST JOE CO COM                  COM              790148100   430494 11012900.0000 SH  Sole             9937500.0000        1075400.00
TAL INTL GROUP INC COM         COM              874083108    50732 2436697.0000 SH   Sole             2436697.0000
UNITED RENTALS INC COM         COM              911363109   131837 8650727.0000 SH   Sole             7856472.0000         794255.00
UNITEDHEALTH GROUP INC COM     COM              91324P102   525461 20695583.0000 SH  Sole            18990700.0000        1704883.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106   299711 8325300.0000 SH   Sole             6932600.0000        1392700.00
WELLPOINT INC COM              COM              94973V107   553170 11827459.0000 SH  Sole             9626100.0000        2201359.00
WELLPOINT     CLL OPT 40.0000  OPTIONS-CALL     94973v907     5832 124700.0000 SH    Sole              124700.0000
WESCO FINL CORP COM            COM              950817106      350 980.0000 SH       Sole                                     980.00
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     3417 7274.0000 SH      Sole                7274.0000
WINTHROP RLTY TR SH BEN INT    COM              976391102    19839 5086829.1030 SH   Sole             4461075.3360         625753.76
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